Note 4 - Loans and Related Allowance for Loan Losses (Details) - Classes of the Loan Portfolio Summarized by Credit Quality - USD ($) $ in Thousands	Dec. 31, 2015	Dec. 31, 2014
Financing Receivable, Recorded Investment [Line Items]
Loans, total	$ 533,710	$ 470,584
Pass [Member]
Financing Receivable, Recorded Investment [Line Items]
Loans, total	512,697	448,759
Special Mention [Member]
Financing Receivable, Recorded Investment [Line Items]
Loans, total	5,297	4,987
Substandard [Member]
Financing Receivable, Recorded Investment [Line Items]
Loans, total	15,586	16,211
Doubtful [Member]
Financing Receivable, Recorded Investment [Line Items]
Loans, total	130	627
Commercial and Industrial [Member]
Financing Receivable, Recorded Investment [Line Items]
Loans, total	42,536	34,928
Commercial and Industrial [Member] | Pass [Member]
Financing Receivable, Recorded Investment [Line Items]
Loans, total	40,560	33,160
Commercial and Industrial [Member] | Special Mention [Member]
Financing Receivable, Recorded Investment [Line Items]
Loans, total	242	0
Commercial and Industrial [Member] | Substandard [Member]
Financing Receivable, Recorded Investment [Line Items]
Loans, total	1,734	1,730
Commercial and Industrial [Member] | Doubtful [Member]
Financing Receivable, Recorded Investment [Line Items]
Loans, total	0	38
Real Estate Construction Porfolio Segment [Member]
Financing Receivable, Recorded Investment [Line Items]
Loans, total	22,137	30,296
Real Estate Construction Porfolio Segment [Member] | Pass [Member]
Financing Receivable, Recorded Investment [Line Items]
Loans, total	22,007	29,212
Real Estate Construction Porfolio Segment [Member] | Special Mention [Member]
Financing Receivable, Recorded Investment [Line Items]
Loans, total	0	495
Real Estate Construction Porfolio Segment [Member] | Substandard [Member]
Financing Receivable, Recorded Investment [Line Items]
Loans, total	0	0
Real Estate Construction Porfolio Segment [Member] | Doubtful [Member]
Financing Receivable, Recorded Investment [Line Items]
Loans, total	130	589
Real Estate Mortgage Portfolio Segment [Member] | Residential Loan [Member]
Financing Receivable, Recorded Investment [Line Items]
Loans, total	232,478	210,096
Real Estate Mortgage Portfolio Segment [Member] | Residential Loan [Member] | Pass [Member]
Financing Receivable, Recorded Investment [Line Items]
Loans, total	225,945	200,928
Real Estate Mortgage Portfolio Segment [Member] | Residential Loan [Member] | Special Mention [Member]
Financing Receivable, Recorded Investment [Line Items]
Loans, total	728	584
Real Estate Mortgage Portfolio Segment [Member] | Residential Loan [Member] | Substandard [Member]
Financing Receivable, Recorded Investment [Line Items]
Loans, total	5,805	8,584
Real Estate Mortgage Portfolio Segment [Member] | Residential Loan [Member] | Doubtful [Member]
Financing Receivable, Recorded Investment [Line Items]
Loans, total	0	0
Real Estate Mortgage Portfolio Segment [Member] | Commercial Loans [Member]
Financing Receivable, Recorded Investment [Line Items]
Loans, total	231,701	190,685
Real Estate Mortgage Portfolio Segment [Member] | Commercial Loans [Member] | Pass [Member]
Financing Receivable, Recorded Investment [Line Items]
Loans, total	219,331	180,899
Real Estate Mortgage Portfolio Segment [Member] | Commercial Loans [Member] | Special Mention [Member]
Financing Receivable, Recorded Investment [Line Items]
Loans, total	4,327	3,908
Real Estate Mortgage Portfolio Segment [Member] | Commercial Loans [Member] | Substandard [Member]
Financing Receivable, Recorded Investment [Line Items]
Loans, total	8,043	5,878
Real Estate Mortgage Portfolio Segment [Member] | Commercial Loans [Member] | Doubtful [Member]
Financing Receivable, Recorded Investment [Line Items]
Loans, total	0	0
Consumer Portfolio Segment [Member]
Financing Receivable, Recorded Investment [Line Items]
Loans, total	4,858	4,579
Consumer Portfolio Segment [Member] | Pass [Member]
Financing Receivable, Recorded Investment [Line Items]
Loans, total	4,854	4,572
Consumer Portfolio Segment [Member] | Special Mention [Member]
Financing Receivable, Recorded Investment [Line Items]
Loans, total	0	0
Consumer Portfolio Segment [Member] | Substandard [Member]
Financing Receivable, Recorded Investment [Line Items]
Loans, total	4	7
Consumer Portfolio Segment [Member] | Doubtful [Member]
Financing Receivable, Recorded Investment [Line Items]
Loans, total	$ 0	$ 0